Income Taxes - Schedule of Income Tax Benefit (Expense) (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefits [line items]
Valuation allowances on deferred tax assets	[1]			$ 48.0
Valuation allowances on deferred tax assets	[1]	$ 45.5	$ 7.5	$ 6.1
United States [member]
Income Tax Expense Benefits [line items]
Valuation allowances on deferred tax assets		$ 32.0

[1]	See comments on income tax benefit (expense) above.